Related parties (Details 1) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Supplier and contractors	$ 230	$ 158
Liabilities Financial instruments and other liabilities	501	372
Aggregate continuing and discontinued operations [member]
IfrsStatementLineItems [Line Items]
Dividends receivable and other assets	83	419
Accounts receivable	63	89
Cash and cash equivalents	283	234
Pelletizing Companies [Member]
IfrsStatementLineItems [Line Items]
Dividends receivable and other assets	34	27
Supplier and contractors	49	51
Liabilities Financial instruments and other liabilities	291	290
Mrs Logistica S.A. [Member]
IfrsStatementLineItems [Line Items]
Dividends receivable and other assets	32	34
Accounts receivable	13	16
Supplier and contractors	32	48
Other Joint Ventures [Member]
IfrsStatementLineItems [Line Items]
Dividends receivable and other assets		43
Accounts receivable	5	4
Supplier and contractors	66	39
Joint ventures where entity is venturer [member]
IfrsStatementLineItems [Line Items]
Dividends receivable and other assets	66	104
Accounts receivable	18	20
Supplier and contractors	147	138
Liabilities Financial instruments and other liabilities	291	290
Vli S.A. [Member]
IfrsStatementLineItems [Line Items]
Accounts receivable	19	46
Supplier and contractors	2	1
Liabilities Financial instruments and other liabilities	47	59
Other Associates [Member]
IfrsStatementLineItems [Line Items]
Dividends receivable and other assets	1	2
Accounts receivable		1
Supplier and contractors	2	4
Total for all associates [member]
IfrsStatementLineItems [Line Items]
Dividends receivable and other assets	1	2
Accounts receivable	19	47
Supplier and contractors	71	5
Liabilities Financial instruments and other liabilities	47	59
Cosan [Member]
IfrsStatementLineItems [Line Items]
Accounts receivable	3	1
Supplier and contractors	1	1
Bradesco [Member]
IfrsStatementLineItems [Line Items]
Dividends receivable and other assets	16	313
Cash and cash equivalents	261	176
Liabilities Financial instruments and other liabilities	163	23
Banco Do Brasil [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	22	58
Mitsui Co. Ltd [Member]
IfrsStatementLineItems [Line Items]
Accounts receivable	7	5
Major Stockholders [Member]
IfrsStatementLineItems [Line Items]
Dividends receivable and other assets	16	313
Accounts receivable	10	6
Cash and cash equivalents	283	234
Pension Plan [Member]
IfrsStatementLineItems [Line Items]
Accounts receivable	16	16
Supplier and contractors	11	14
PTVI [Member]
IfrsStatementLineItems [Line Items]
Supplier and contractors	67
Major Shareholders [Member]
IfrsStatementLineItems [Line Items]
Supplier and contractors	1	1
Liabilities Financial instruments and other liabilities	$ 163	$ 23